Related Party Transactions	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions

27. RELATED PARTY TRANSACTIONS

The table below sets forth major related parties and their relationships with the Group

Company name	Relationship with the Group
Sohu	Under common control of Sohu.com
SoEasy	An associate of Sohu
Jin Dian	A controlled company by a member of board

Jin Dian is controlled by Mr. Baoquan Zhang, who was a former member of our Board of Directors until his resignation on September 27, 2013. Jin Dian was no longer a related party of the Group after Mr. Zhang’s resignation.

On November 29, 2011, the Group and Sohu separately entered into a services agreement and an online links and advertising agreement (together, the “Services and Advertising Agreements”), pursuant to which Sohu provide links and advertising space and technical support to the Group, including the provision and maintenance of user log-in, information management and virtual currency payment systems of the 17173.com Website. The Services and Advertising Agreements provide for a term of twenty-five years for the virtual currency payment system services, and an initial term of three years for all the other relevant services and links and advertising space, and involve aggregate fees to Sohu of approximately $30 million. Under the Services and Advertising Agreements, the Group may renew certain rights for a subsequent term of twenty-two years, and may obtain a perpetual software license in respect of the information management system and the user log-in system following the expiration of the three-year term, subject to the Group’s payment to Sohu of additional fees of up to approximately $5 million in the aggregate.

During 2015, certain subsidiaries of the Company and certain subsidiaries of Sohu entered into a series of one year loan agreements, pursuant to which the subsidiaries of Changyou can draw down U.S. dollar-denominated loans from Sohu subsidiaries and the subsidiaries of Sohu can draw down equivalent RMB-denominated loans from the Changyou subsidiaries, to facilitate each other’s business operations. All of the loans carry a fixed rate of interest equal to the current market interest rate as of the date when the loan agreements were entered into.

During 2015, certain subsidiaries of Changyou and certain subsidiaries of SoEasy entered into a series of one year loan agreements, pursuant to which the subsidiaries of Changyou may draw down HK dollar-denominated loans up to HK$100 million from SoEasy and the subsidiaries of SoEasy may draw down equivalent RMB-denominated loans from the subsidiaries of Changyou, to facilitate each other’s business operations. All of the loans carry a fixed rate of interest equal to the current market interest rate as of the date when the loan agreements were entered into.

During the years ended December 31, 2013, 2014 and 2015, significant related party transactions were as follows:

	For the year ended December 31, (in thousands)
Transactions with Sohu	2013	2014	2015
Services provided by Sohu
Sales and marketing services provided by Sohu	$13,390	$10,401	$2,651
Interest expense on matching loans	—	—	1,234
Services provided to Sohu
Interest income on matching loans	$—	$—	$4,925

	For the year ended December 31, (in thousands)
Transactions with Jin Dian	2013	2014	2015
Advertising slots provided by Shi Dai Jin Dian Cinema Investing Co., Ltd, or Jin Dian	$1,310	$—	$—

	For the year ended December 31, (in thousands)
Transactions with SoEasy	2013	2014	2015
Services provided by SoEasy
Interest expense on matching loans	$—	$—	$106

Services provided to SoEasy
Interest income on matching loans	$—	$—	$435

As of December 31, 2014 and 2015, the amounts due to related parties were as follows:

	As of December 31, (in thousands)
	2014	2015
Due to Sohu (matching loans from Sohu)	$—	$171,234
Due to SoEasy (matching loans from SoEasy)	—	13,005

As of December 31, 2014 and 2015, amounts due from and prepayment to related parties were as follows:

	As of December 31, (in thousands)
	2014	2015
Due from Sohu (matching loans)	$—	$161,834
Due from SoEasy (matching loans)	—	12,740

The transactions are measured at the amount of consideration established and agreed to by the related parties, which approximates amounts charged to third parties.